Summary of significant accounting policies - Leases (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Jan. 01, 2019
Recent accounting pronouncements
Lease liabilities	¥ 15,661
ASU 2016-02 | Cumulative effect period adjustment balance
Recent accounting pronouncements
Right-of-use assets		¥ 39,000